Share Capital And Share Premium - Summary of Share Capital And Share Premium (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued | shares	1,231,150,560
Issuance of ordinary shares, Value	¥ 17,305,126,000
Equity	83,151,321,000	¥ 48,145,417,000	¥ 34,947,849,000		¥ 21,175,134,000
Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares, Value	7,000
Equity	77,000	69,000	68,000		67,000
Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares, Value	17,305,119,000
Equity	¥ 33,213,426,000	¥ 14,113,311,000	¥ 14,113,311,000		¥ 10,870,339,000
Class A ordinary share [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares | shares		15,000,000	22,146,871
Number of share issued | shares		987,146,871	972,146,871	987,146,871	950,000,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Shares | shares	136,859,460
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Shares | shares	(1,124,006,331)
Class A ordinary share [member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares, Value		¥ 1,000	¥ 1,000
Equity		61,000	60,000		¥ 59,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value	¥ 8,000
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value	(69,000)
Class A ordinary share [member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares, Value			3,242,972,000
Equity		3,242,972,000	3,242,972,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value	11,278,459,000
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value	¥ (14,521,431,000)
Class B Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued | shares					135,196,846
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Shares | shares	(135,196,846,000)
Equity		¥ 135,196,846,000	135,196,846		¥ 8,000
Class B Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued | shares		8		8
Equity			8,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value	¥ (8)
Class B Ordinary Share [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity			¥ 10,870,339,000	$ 10,870,339	¥ 10,870,339,000
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value	¥ (10,870,339,000)
Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued | shares	1,231,150,560
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Shares | shares	1,124,006,331,000
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Shares | shares	99,577,564,000
Conversion of automatically convertible promissory notes to ordinary shares, Shares | shares	7,566,665,000
Equity	¥ 77,000
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value	69
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Value	7
Conversion of automatically convertible promissory notes to ordinary shares, Value	1
Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	33,213,426,000
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value	14,521,431,000
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Value	17,305,119,000
Conversion of automatically convertible promissory notes to ordinary shares, Value	¥ 1,386,876,000